Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Non-interest Bearing Loans and Advances from Related Parties

The Company has received non-interest-bearing loans and advances from related parties. The amounts owed by the Company are as follows:

	September 30, 2019	December 31, 2018

Chanticleer Investors, LLC	$-	$185,726
	$-	$185,726

The Company has received non-interest-bearing loans and advances from related parties. The amounts owed by the Company as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017

Chanticleer Investors, LLC	$185,726	$191,850
	$185,726	$191,850